Investment in an Associate (Tables)	12 Months Ended
Mar. 31, 2024
Investment in an Associate [Abstract]
Schedule of Investments	The Company’s investment in an associate is summarized below:
As of March 31,
2024
$’000
Beginning balance	-
Cost of acquisition	257
Share of post-acquisition loss	(3)
Ending balance	254

Schedule of Unaudited Financial Information	The following table illustrates the summarized unaudited financial information of the Company’s associate as of March 31, 2024 (and not the Company’s share of those amounts), adjusted for difference in accounting policies between the Company and the associate, if any.
As of March 31,
2024
$’000
Current assets	376
Non-current assets	1
Current liabilities	(61)
Net assets of the associate	316

Revenue	92
Loss for the year	(167)

Schedule of Reconciliation of Financial Information Presented to Carrying Amount	Reconciliation of the summarized financial information presented to the carrying amount of the Company’s investment in the associate is as follows:
As of March 31,
2024
$’000
Net assets	316

Group’s equity interest	24.9%
Group share of net assets	79
Goodwill	175
Carrying value	254